Related Party Disclosures	12 Months Ended
Dec. 31, 2017
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Related Party Disclosures

36. RELATED PARTY DISCLOSURES

a) Parent undertaking and controlling party

The Company’s immediate parent is Santander UK Group Holdings plc, a company incorporated in England and Wales. Its ultimate parent and controlling party is Banco Santander SA, a company incorporated in Spain. The smallest and largest groups into which the Santander UK group’s results are included are the group accounts of Santander UK Group Holdings plc and Banco Santander SA, respectively, copies of which may be obtained from Shareholder Relations, 2 Triton Square, Regent’s Place, London NW1 3AN, on the corporate website (www.santander.co.uk) or on the Banco Santander corporate website (www.santander.com).

b) Transactions with related parties

Transactions with related parties during the year and balances outstanding at the year-end:

										Group
	Interest, fees and other income received			Interest, fees and other expenses paid			Amounts owed by related parties		Amounts owed to related parties
	2017 £m	2016 £m	2015 £m	2017 £m	2016 £m	2015 £m	2017 £m	2016 £m	2017 £m	2016 £m
Ultimate parent	(60)	(81)	(76)	321	188	99	4,398	2,148	(5,079)	(2,882)
Immediate parent	(3)	(3)	(3)	207	139	19	8	5	(7,374)	(5,962)
Fellow subsidiaries	(76)	(271)	(439)	491	653	743	102	363	(981)	(1,101)
Associates & joint ventures	(20)	(27)	(24)	–	1	–	1,175	1,090	(33)	(37)
	(159)	(382)	(542)	1,019	981	861	5,683	3,606	(13,467)	(9,982)

Further information on balances due from/(to) other Banco Santander group companies is set out in the section ‘Balances with other Banco Santander companies’ in the Risk review. In addition, transactions with pension schemes operated by the Santander UK group are described in Note 28.

The above transactions were made in the ordinary course of business and substantially on the same terms as for comparable transactions with third party counterparties, except those carried out with Banco Santander SA and subsidiaries of the Company as part of our ring-fencing plans as described in Note 39, and within limits acceptable to the PRA. Such transactions do not involve more than the normal risk of collectability or present any unfavourable features.

In addition, and as described in Note 39, on 16 October 2017 Santander UK plc, Abbey National Treasury Services plc, Santander UK Group Holdings plc and Banco Santander SA entered into a ring-fencing transfer scheme which formalised the business transfers required to implement the planned ring-fenced structure.